Statement of Shareholders’ Equity - USD ($)	Common Stock	Common Stock Issuable	Additional Paid-In Capital	Accumulated Deficit	Common Stock	Common Stock to be Issued	Additional Paid-In Capital	Treasury Stock	Accumulated other Comprehensive Income (loss)	Total
Balance at Dec. 31, 2020	$ 2,572	$ 100,925	$ 6,021,201	$ (6,993,747)						$ (869,049)
Balance (in Shares) at Dec. 31, 2020	25,721,971	289,697
Stock based compensation expense	$ 741		862,107							862,849
Stock based compensation expense (in Shares)	7,413,990
Common stock issuable for services		$ 869,668								869,668
Common stock issuable for services (in Shares)		4,745,196
Conversion of debt to equity	$ 38		49,961							50,000
Conversion of debt to equity (in Shares)	384,615
Security Offerings	$ 112		146,161							146,273
Security Offerings (in Shares)	1,120,000
Stock issued for services	$ 21		276,676							276,697
Stock issued for services (in Shares)	210,000
Private Placement	$ 223		314,977							315,200
Private Placement (in Shares)	2,229,231
Treasury stock										(26,000)
Common stock issued	$ 77	$ (512,075)	511,998							0
Common stock issued (in Shares)	769,598	(769,598)
Net loss				(1,484,313)						(1,484,313)
Balance at Dec. 31, 2021	$ 3,785	$ 458,519	8,183,082	(8,504,060)	$ 3,785	$ 458,519	$ 8,183,082			141,326
Balance (in Shares) at Dec. 31, 2021	37,849,405	4,265,295			37,849,405	4,265,295
Stock based compensation expense			27,476				27,476			27,476
Common stock issuable for services						$ 764				764
Common stock issuable for services (in Shares)						133,234
Conversion of debt to equity
Security Offerings
Stock issued for services
Treasury stock								(26,000)
Common stock issued
Net loss				(80,421)						(80,421)
Balance at Mar. 31, 2022	$ 3,785		8,210,558	(8,584,481)	$ 3,785	$ 459,283	8,210,558	(26,000)		89,145
Balance (in Shares) at Mar. 31, 2022	37,849,405				37,849,405	4,398,529
Balance at Dec. 31, 2021	$ 3,785	$ 458,519	8,183,082	(8,504,060)	$ 3,785	$ 458,519	8,183,082			141,326
Balance (in Shares) at Dec. 31, 2021	37,849,405	4,265,295			37,849,405	4,265,295
Recapitalization
Net loss										1,040,525
Balance at Sep. 30, 2022	$ 4,083		9,387,453	(9,518,587)		$ 459,662		(26,000)		332,612
Balance (in Shares) at Sep. 30, 2022	40,832,322					4,325,639
Balance at Dec. 31, 2021	$ 3,785	$ 458,519	8,183,082	(8,504,060)	$ 3,785	$ 458,519	8,183,082			141,326
Balance (in Shares) at Dec. 31, 2021	37,849,405	4,265,295			37,849,405	4,265,295
Stock based compensation expense			679,611							679,611
Common stock issuable for services	$ 24	$ (125,599)	72,057							(53,518)
Common stock issuable for services (in Shares)	240,270	(718,212)
Treasury stock				26,000						26,000
Common stock issued	$ 1,580	$ (332,919)	2,071,146							1,739,806
Common stock issued (in Shares)	15,798,063	(3,547,082)
Net loss				(2,213,012)						(2,213,012)
Balance at Dec. 31, 2022	$ 5,388		11,005,896	(10,691,071)						320,213
Balance (in Shares) at Dec. 31, 2022	53,887,738
Balance at Mar. 31, 2022	$ 3,785		8,210,558	(8,584,481)	$ 3,785	$ 459,283	8,210,558	(26,000)		89,145
Balance (in Shares) at Mar. 31, 2022	37,849,405				37,849,405	4,398,529
Stock based compensation expense			25,189				25,189			25,189
Common stock issuable for services
Conversion of debt to equity
Security Offerings
Stock issued for services	$ 24		72,057		$ 24		72,057			72,081
Stock issued for services (in Shares)	240,270				240,270
Common stock issued						$ 41,337				41,337
Common stock issued (in Shares)						458,947
Net loss				(170,001)						(170,001)
Balance at Jun. 30, 2022	$ 3,809		8,307,804	(8,754,483)	$ 3,809	$ 500,620	8,307,804	(26,000)		57,751
Balance (in Shares) at Jun. 30, 2022	38,089,675				38,089,675	4,857,476
Stock based compensation expense			616,349							616,349
Common stock issuable for services	$ 274		463,300			$ 48,411				511,985
Common stock issuable for services (in Shares)	2,742,647					602,383
Conversion of debt to equity
Treasury stock				26,000						26,000
Common stock issued						$ (89,368)				(89,368)
Common stock issued (in Shares)						1,134,220
Net loss				(790,104)						(790,104)
Balance at Sep. 30, 2022	$ 4,083		9,387,453	(9,518,587)		$ 459,662		(26,000)		332,612
Balance (in Shares) at Sep. 30, 2022	40,832,322					4,325,639
Balance at Dec. 31, 2022	$ 5,388		11,005,896	(10,691,071)						320,213
Balance (in Shares) at Dec. 31, 2022	53,887,738
Stock based compensation expense			1,597,693							1,597,693
Common stock issuable for services
Conversion of debt to equity
Security Offerings
Stock issued for services			432,672							432,672
Treasury stock
Common stock issued	$ 1,156									1,155
Common stock issued (in Shares)	11,555,599
Net loss				(2,004,320)						(2,004,320)
Balance at Mar. 31, 2023	$ 6,544		13,036,261	(12,695,391)						347,414
Balance (in Shares) at Mar. 31, 2023	65,443,337
Balance at Dec. 31, 2022	$ 5,388		11,005,896	(10,691,071)						320,213
Balance (in Shares) at Dec. 31, 2022	53,887,738
Recapitalization										$ (4,559,341)
Conversion of debt to equity (in Shares)										22,945,946
Net loss										$ 4,822,406
Balance at Sep. 30, 2023				(21,085,962)	$ 16,911		36,194,435		637,271	15,762,655
Balance (in Shares) at Sep. 30, 2023					169,117,202
Balance at Mar. 31, 2023	$ 6,544		13,036,261	(12,695,391)						347,414
Balance (in Shares) at Mar. 31, 2023	65,443,337
Recapitalization	$ (6,544)		(13,036,261)		$ 654		13,042,151
Recapitalization (in Shares)	(65,443,337)				6,544,334
Recapitalization				(4,556,208)	$ 13,191		(13,191)			(4,556,208)
Recapitalization (in Shares)					131,917,051
Accumulated other Comprehensive income(loss)									742,271	742,271
Conversion of debt to equity					$ 771		6,137,770			6,138,541
Conversion of debt to equity (in Shares)					7,709,871
Net loss				(1,850,423)						(1,850,423)
Balance at Jun. 30, 2023				(19,102,022)	$ 14,616		19,166,730		742,271	821,595
Balance (in Shares) at Jun. 30, 2023					146,171,256
Accumulated other Comprehensive income(loss)									(105,000)	(105,000)
Exercise of Options
Exercise of Options							50,000			50,000
Conversion of debt to equity					$ 2,295		16,977,705			16,980,000
Conversion of debt to equity (in Shares)					22,945,946
Net loss				(1,983,940)						(1,983,940)
Balance at Sep. 30, 2023				$ (21,085,962)	$ 16,911		$ 36,194,435		$ 637,271	$ 15,762,655
Balance (in Shares) at Sep. 30, 2023					169,117,202